Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
Total cash, cash equivalents and restricted cash, including cash, cash equivalents and restricted cash held for sale are as follows:

	As at	As at	As at	As at
	September 30, 2021	December 31, 2020	September 30, 2020	December 31, 2019
	$	$	$	$
Cash and cash equivalents	60,723	97,232	120,872	88,824
Restricted cash – current	2,476	2,779	4,686	3,071
Restricted cash – long-term	3,135	3,135	3,437	3,437
Cash and cash equivalents held for sale	—	—	—	1,121
Restricted cash held for sale - current	—	—	—	337
	66,334	103,146	128,995	96,790

The Company maintains restricted cash deposits relating to certain FFAs (see note 8), for certain contracts related to the STS transfer business and for the LNG terminal management business, prior to its sale in April 2020 (see note 15). Attached to the LNG terminal management contracts were certain performance guarantees which were required to be issued by the Company and have now been terminated. The Company also maintains restricted cash deposits as required by the Company's obligations related to certain finance leases (see note 7).
Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	For the nine months ended
	September 30, 2021	September 30, 2020
	$	$
Leased assets obtained in exchange for new operating lease liabilities	10,509	835